Lease Liabilities	12 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Lease Liabilities

Note 24. Lease Liabilities

Lease liabilities are as indicated below.

At the commencement date of the lease of its office premises, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term ending on July 14, 2024 using an incremental borrowing rate of 3%.

	June 30, 2023	June 30, 2022

	US$	US$
Carrying amount at July 1		112,965
New lease	252,677	—
Payments	(70,966)	(112,965)
Carrying amount at June 30	181,711	—
Maturity analysis:
Year 1	102,806	—
Year 2	84,226	—
	187,032	—
Less: unearned interest	(5,321)	—
	181,711	—
Analyzed into:
Current portion	97,485	—
Non-current portion	84,226	—
	181,711	—